Debt - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands		12 Months Ended
	Sep. 19, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 06, 2018	Mar. 08, 2018	Mar. 02, 2018	Jan. 01, 2016	Nov. 30, 2014
Debt Instrument [Line Items]
Book value of outstanding long-term debt		$ 6,247,000,000	$ 5,814,000,000
Debt issuance costs		32,000,000
Debt discount		$ 3,000,000
Remaining tenor of debt		3 years 9 months 18 days
Interest accrued for debt		$ 31,000,000	35,000,000
Principal amount of debt		7,400,000,000	6,650,000,000
Portion of principal amount of long-term and short-term debt, secured by collateral		$ 0	0
Debt instrument, interest rate		0.00%
Debt instrument trading price, percentage		98.00%
Warrant [Member]
Debt Instrument [Line Items]
Issue of warrants to purchase shares of common stock		11,180
Exercise price		$ 133.32
Warrants expiration date		Mar. 02, 2020
Cash proceeds from the sale of the warrants		$ 134,000,000
Carrying value of the warrants							$ 168,000,000
Minimum [Member]
Debt Instrument [Line Items]
Common stock exchange percentage threshold		50.00%
Percentage of consideration received by share holders		90.00%
Secured Debt [Member]
Debt Instrument [Line Items]
Remaining tenor of debt		3 years 9 months 18 days
2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt		$ 1,150,000,000	1,150,000,000					$ 1,150,000,000
Debt instrument, interest rate								1.00%
Notes maturity date		Dec. 01, 2019
Fees and expenses capitalized as deferred financing costs		$ 16,000,000
Debt instrument, frequency of periodic payment		Semi-annually each December 1st and June 1st.
Debt instrument trading price, percentage		130.00%
Initial cash conversion rate, shares		9.7236
Initial cash conversion price, debt		$ 1,000
Cash conversion price		$ 102.84
Minimum principal amount on fundamental change repurchase date		$ 200,000
Cash Convertible Senior Notes, Description		If a “fundamental change” (as defined below in this section) occurs at any time, holders will have the right, at their option, to require us to repurchase for cash all of their 2019 Cash Convertible Senior Notes, or any portion of the principal thereof that is equal to $1,000 or a multiple of $1,000 (provided that the portion of any global note or certified note, as applicable, not tendered for repurchase has a principal amount of at least $200,000, on the fundamental change repurchase date.
Fair value of Cash Convertible Senior Notes		$ 1,327,000,000
2019 Cash Convertible Senior Notes [Member] | Level III [Member]
Debt Instrument [Line Items]
Fair value of notes		24,000,000	301,000,000
Profit (loss) on embedded cash conversion option		277,000,000	(43,000,000)
Notes Hedges [Member]
Debt Instrument [Line Items]
Aggregate cost of the Notes Hedges		208,000,000
Estimated fair value of the Notes Hedges		24,000,000	301,000,000
Variable Interest Rate Indebtedness under Loan Agreements [Member]
Debt Instrument [Line Items]
Aggregate principal amount of variable interest rate indebtedness		$ 0
Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Principal amount of debt				$ 1,000,000,000
Fixed rate on notes				4.875%
Senior Unsecured Notes Due 2026 [Member]
Debt Instrument [Line Items]
Principal amount of debt				$ 500,000,000
Fixed rate on notes				5.35%
Senior Unsecured Notes Due 2028 [Member]
Debt Instrument [Line Items]
Principal amount of debt				$ 500,000,000
Fixed rate on notes				5.55%
2019 Bridge Loan [Member]
Debt Instrument [Line Items]
Principal amount of debt	$ 1,000,000,000
Debt instrument maturity date description		The Bridge Loan was to mature 364 days following the closing date of September 19, 2018
2019 Bridge Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument applicable margin rate	1.50%
2019 Bridge Loan [Member] | Senior Unsecured Bridge Term Credit Facility [Member]
Debt Instrument [Line Items]
Amount of credit facility	$ 1,000,000,000
Senior Notes Due 2018 [Member]
Debt Instrument [Line Items]
Principal amount of debt					$ 750,000,000
Fixed rate on notes					3.75%
Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Principal amount of debt						$ 500,000,000
Fixed rate on notes						5.75%
Dollar Denominated Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Amount of credit facility		$ 600,000,000	$ 600,000,000